PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Buildings	86,923,161	41,669,081
Machinery and equipment	111,797,936	41,102,242
Furniture, fixtures, office equipment and vehicles	11,670,963	9,980,062
Construction in progress	7,713,523	105,226,787
Total property, plant and equipment, gross	218,105,583	197,978,172
Accumulated depreciation	(42,447,406)	(33,862,836)
Impairment of property, plant and equipment	(2,060,844)	-
Total property, plant and equipment, net	173,597,333	164,115,336
Prepayment for property, plant and equipment	4,730,028	2,697,413
Property, plant and equipment, net	178,327,361	166,812,749